Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form
S-3
(No.
333-281403)
filed by Eastman Kodak Company on August 8, 2024 and declared effective on August 21, 2024. The maximum aggregate offering amount of the offering is $
100,000,000
.
Narrative - Max Aggregate Offering Price	$ 100,000,000
Final Prospectus	true